EMPLOYEE RELATED LIABILITIES (Schedule of Weighted Average Asset Allocations) (Details)	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	100.00%
Target allocation 2022	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	9.00%
Target allocation 2022	10.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	91.00%
Target allocation 2022	90.00%